PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	$ 3,127,405		$ 3,115,697
Acquisitions	921,256		1,039,913
Expenses - depreciation	(317,751)	[1]	(316,281)	[2]
Disposals	(299,502)		(473,683)
Assets classified as held for sale	(114,203)		(206,081)
Subsidiary liquidation			(23,106)
Effect of changes in foreign exchange rate	51,442		(9,054)
Balance at Ending	3,368,647		3,127,405
Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	109,469
Acquisitions	84,290
Expenses - depreciation	(24,854)
Disposals	(1,485)
Assets classified as held for sale	(13,467)
Effect of changes in foreign exchange rate	10,403
Balance at Ending	164,356		109,469
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	4,742,492		4,615,370
Acquisitions	921,487		1,042,779
Expenses - depreciation	0		0
Disposals	(387,316)		(523,586)
Assets classified as held for sale	(180,769)		(325,016)
Subsidiary liquidation			(38,894)
Effect of changes in foreign exchange rate	126,576		(28,161)
Balance at Ending	5,222,470		4,742,492
Gross carrying amount [member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	142,871
Acquisitions	84,344
Expenses - depreciation	0
Disposals	(1,850)
Assets classified as held for sale	(26,913)
Effect of changes in foreign exchange rate	12,459
Balance at Ending	210,911		142,871
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	337,362		334,499
Acquisitions	20,924		4,050
Expenses - depreciation	0		0
Disposals	(6,079)		(904)
Assets classified as held for sale	0		0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate	9,525		(283)
Balance at Ending	361,732		337,362
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	5,129		32,883
Acquisitions	6,485		48,849
Expenses - depreciation	0		0
Disposals	(8,448)		(76,066)
Assets classified as held for sale	0		0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate	(713)		(537)
Balance at Ending	2,453		5,129
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	1,304,539		1,185,296
Acquisitions	21,817		130,766
Expenses - depreciation	0		0
Disposals	(34,850)		(27,041)
Assets classified as held for sale	(5,916)		0
Subsidiary liquidation			(5,973)
Effect of changes in foreign exchange rate	58,927		21,491
Balance at Ending	1,344,517		1,304,539
Gross carrying amount [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	601,275		572,699
Acquisitions	28,221		40,187
Expenses - depreciation	0		0
Disposals	(24,861)		(12,647)
Assets classified as held for sale	0		(111)
Subsidiary liquidation			(37)
Effect of changes in foreign exchange rate	24,793		1,184
Balance at Ending	629,428		601,275
Gross carrying amount [member] | Furniture and fixtures [member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	111
Acquisitions	0
Expenses - depreciation	0
Disposals	0
Assets classified as held for sale	0
Effect of changes in foreign exchange rate	(1)
Balance at Ending	110		111
Gross carrying amount [member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	782,476		717,464
Acquisitions	142,451		100,939
Expenses - depreciation	0		0
Disposals	(50,282)		(29,301)
Assets classified as held for sale	(4,708)		(6,025)
Subsidiary liquidation			(39)
Effect of changes in foreign exchange rate	26,874		(562)
Balance at Ending	896,811		782,476
Gross carrying amount [member] | Computer Equipment [Member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	113
Acquisitions	0
Expenses - depreciation	0
Disposals	0
Assets classified as held for sale	0
Effect of changes in foreign exchange rate	7
Balance at Ending	120		113
Gross carrying amount [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	1,410,709		1,461,628
Acquisitions	679,356		650,232
Expenses - depreciation	0		0
Disposals	(249,771)		(305,457)
Assets classified as held for sale	(170,145)		(318,880)
Subsidiary liquidation			(32,845)
Effect of changes in foreign exchange rate	1,701		(43,969)
Balance at Ending	1,671,850		1,410,709
Gross carrying amount [member] | Vehicles [Member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	142,647
Acquisitions	84,344
Expenses - depreciation	0
Disposals	(1,850)
Assets classified as held for sale	(26,913)
Effect of changes in foreign exchange rate	12,453
Balance at Ending	210,681		142,647
Gross carrying amount [member] | Airplane [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	0		60,614
Acquisitions			0
Expenses - depreciation			0
Disposals			(59,614)
Assets classified as held for sale			0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate			(1,000)
Balance at Ending			0
Gross carrying amount [member] | Ongoing Imports [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	3,502		1,929
Acquisitions	3,053		6,472
Expenses - depreciation	0		0
Disposals	(5,288)		(4,744)
Assets classified as held for sale	0		0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate	0		(155)
Balance at Ending	1,267		3,502
Gross carrying amount [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	297,500		248,358
Acquisitions	19,180		61,284
Expenses - depreciation	0		0
Disposals	(7,737)		(7,812)
Assets classified as held for sale	0		0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate	5,469		(4,330)
Balance at Ending	314,412		297,500
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(1,615,087)		(1,499,673)
Acquisitions	(231)		(2,866)
Expenses - depreciation	(317,751)		(316,281)
Disposals	87,814		49,903
Assets classified as held for sale	66,566		118,935
Subsidiary liquidation			15,788
Effect of changes in foreign exchange rate	(75,134)		19,107
Balance at Ending	(1,853,823)		(1,615,087)
Accumulated depreciation and amortisation [member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(33,402)
Acquisitions	(54)
Expenses - depreciation	(24,854)
Disposals	365
Assets classified as held for sale	13,446
Effect of changes in foreign exchange rate	(2,056)
Balance at Ending	(46,555)		(33,402)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(285,118)		(259,400)
Acquisitions	0		0
Expenses - depreciation	(29,199)		(29,451)
Disposals	2,913		3,449
Assets classified as held for sale	0		0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate	(19,587)		284
Balance at Ending	(330,991)		(285,118)
Accumulated depreciation and amortisation [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(334,054)		(300,731)
Acquisitions	0		0
Expenses - depreciation	(36,073)		(39,912)
Disposals	18,695		9,317
Assets classified as held for sale	0		95
Subsidiary liquidation			30
Effect of changes in foreign exchange rate	(7,502)		(2,853)
Balance at Ending	(358,934)		(334,054)
Accumulated depreciation and amortisation [member] | Furniture and fixtures [member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(95)
Acquisitions	0
Expenses - depreciation	(9)
Disposals	0
Assets classified as held for sale	0
Effect of changes in foreign exchange rate	2
Balance at Ending	(102)		(95)
Accumulated depreciation and amortisation [member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(497,976)		(477,339)
Acquisitions	0		0
Expenses - depreciation	(80,980)		(73,772)
Disposals	47,345		46,358
Assets classified as held for sale	4,578		5,740
Subsidiary liquidation			18
Effect of changes in foreign exchange rate	(40,693)		1,019
Balance at Ending	(567,726)		(497,976)
Accumulated depreciation and amortisation [member] | Computer Equipment [Member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(86)
Acquisitions	0
Expenses - depreciation	(12)
Disposals	0
Assets classified as held for sale	0
Effect of changes in foreign exchange rate	(14)
Balance at Ending	(112)		(86)
Accumulated depreciation and amortisation [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(371,276)		(387,491)
Acquisitions	(231)		(2,866)
Expenses - depreciation	(145,529)		(144,159)
Disposals	11,673		14,022
Assets classified as held for sale	61,988		113,100
Subsidiary liquidation			15,740
Effect of changes in foreign exchange rate	(652)		20,378
Balance at Ending	(444,027)		(371,276)
Accumulated depreciation and amortisation [member] | Vehicles [Member] | Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(33,221)
Acquisitions	(54)
Expenses - depreciation	(24,833)
Disposals	365
Assets classified as held for sale	13,446
Effect of changes in foreign exchange rate	(2,044)
Balance at Ending	(46,341)		(33,221)
Accumulated depreciation and amortisation [member] | Airplane [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	0		(6,227)
Acquisitions			0
Expenses - depreciation			(356)
Disposals			6,480
Assets classified as held for sale			0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate			103
Balance at Ending			0
Accumulated depreciation and amortisation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Beginning	(126,663)		(68,485)
Acquisitions	0		0
Expenses - depreciation	(25,970)		(28,631)
Disposals	7,188		(29,723)
Assets classified as held for sale	0		0
Subsidiary liquidation			0
Effect of changes in foreign exchange rate	(6,700)		176
Balance at Ending	$ (152,145)		$ (126,663)

[1]	The difference with the Consolidated Statement of Income is the expense depreciation by the premises and equipment of the investments classified as assets held for sale, the amortization of intangible assets and impairment of other assets. See Note 25.2 Impairment, depreciation and amortization.
[2]	The difference with the Consolidated Statement of Income is the expense depreciation by premises and equipment of the investments classified as assets held for sale, the amortization of intangible assets and impairment of other assets. See Note 25.2 Impairment, depreciation and amortization.